Prepayments	12 Months Ended
Dec. 31, 2020
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Prepayments

(12)	Prepayments
As of December 31, 2020, and 2019 prepaid balances are as follows:

	December 31, 2020	December 31, 2019
Prepaid commissions (1)	$19,408	$41,727
Prepaid compensations clients	1,870	13,768
Premiums for insurance policies	10,241	4,716
Other	4,728	8,801

Total	$36,247	$69,012

(1)
Advance payment made to IATA for service charges of airlines. This is mainly the case with Airlines that belong to Star Alliance for the accumulation of miles, use of VIP lounges and reservation systems, Travelport Global Distribution System B.V., Services of Bolivian Airports, S.A.